OTHER CURRENT (NON-CURRENT) ASSETS	12 Months Ended
Dec. 31, 2015
OTHER CURRENT (NON-CURRENT) ASSETS [Text Block]

16. OTHER CURRENT ( NON-CURRENT ) ASSETS

(a) As of December 31, 2015 and 2014, other currents assets consist of:

	December 31,	December 31
	2015	2014
Advances to unrelated third-parties	$7,412,911	$7,963,454
Advances to employees	375,253	2,089,332
Installation contract deposits	67,722	315,400
Other current assets	257,975	405,124
	$8,113,861	$10,773,310

(b) As of December 31, 2015 and 2014, other non-currents assets consist of:

	December 31,	December 31
	2015	2014
Advances to unrelated third-parties	$2,065,000	-

The advances to unrelated parties are non-interest bearing. As of April 25, 2016, approximately $1.11 million of these advances were collected.

Installation contract deposits are made from time-to-time by the Company to demonstrate capital and resources in connection with bidding on certain projects. Such amounts are refundable upon the grant of the contract.